Discontinued Operations - Summary of Earnings from Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income loss from continuing and discontinued operations [line items]
Revenues	$ 5,501	$ 5,297
Earnings from discontinued operations, net of tax	3,859	822
Discontinued operations [member]
Income loss from continuing and discontinued operations [line items]
Revenues	4,677	6,043
Expenses	(3,247)	(5,363)
Earnings from discontinued operations before income tax	1,430	680
Tax (expense) benefit on earnings from discontinued operations	(995)	142
Earnings from discontinued operations after income tax	435	822
Gain on sale of discontinued operations before income tax	3,081
Tax benefit on gain on sale of discontinued operations	343
Earnings from discontinued operations, net of tax	$ 3,859	$ 822